Condensed Consolidated Balance Sheets (Unaudited) $ in Thousands	Sep. 30, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 448,608
Accounts receivable, net	269,740
Inventory	28,309
Prepaid expenses	4,274
Other current assets	2,326
Current assets held for sale	0
Total current assets	753,257
Property, plant and equipment
Oil and gas properties (successful efforts method)	733,585
Other property and equipment	962,174
Less: accumulated depreciation, depletion and amortization	(112,915)
Total property, plant and equipment, net	1,582,844
Restricted cash – non–current	400,000
Derivative instruments	39,717
Long-term inventory	17,510
Operating right-of-use assets	5,115
Intangible assets	41,624
Goodwill	70,534
Other assets	88,911
Total assets	2,999,512
Cash and cash equivalents	448,608
Current liabilities
Accounts payable	5,522
Revenues and production taxes payable	232,217
Accrued liabilities	129,000
Accrued interest payable	26,361
Derivative instruments	266,337
Advances from joint interest partners	1,874
Current operating lease liabilities	1,914
Other current liabilities	1,859
Current liabilities held for sale	0
Total current liabilities	665,084
Long-term debt	1,041,895
Deferred income taxes	984
Asset retirement obligations	45,974
Derivative instruments	142,516
Operating lease liabilities	1,706
Other liabilities	8,022
Total liabilities	1,906,181
Commitments and contingencies
Stockholders’ equity
Common stock, $0.01 par value: 60,000,000 shares authorized; 20,096,011 shares issued and 19,905,228 shares outstanding at September 30, 2021 and 20,093,017 shares issued and 20,093,017 shares outstanding at December 31, 2020	200
Treasury stock, at cost: 190,783 shares at September 30, 2021 and no shares at December 31, 2020	(14,560)
Additional paid-in capital	866,992
Retained earnings	51,810
Oasis share of stockholders’ equity	904,442
Non-controlling interests(1)	188,889
Total stockholders’ equity	1,093,331
Total liabilities and stockholders’ equity	2,999,512
Pro Forma
Current assets
Cash and cash equivalents	314,280
Accounts receivable, net	264,515
Inventory	23,114
Prepaid expenses	3,213
Other current assets	2,174
Current assets held for sale	1,035,656
Total current assets	1,642,952
Property, plant and equipment
Oil and gas properties (successful efforts method)	1,357,298
Other property and equipment	49,159
Less: accumulated depreciation, depletion and amortization	(83,366)
Total property, plant and equipment, net	1,323,091
Restricted cash – non–current	0
Derivative instruments	39,717
Long-term inventory	21,258
Operating right-of-use assets	4,198
Intangible assets	666
Goodwill	0
Other assets	17,324
Total assets	3,049,206
Cash and cash equivalents	314,280
Current liabilities
Accounts payable	5,033
Revenues and production taxes payable	239,878
Accrued liabilities	102,294
Accrued interest payable	7,949
Derivative instruments	266,337
Advances from joint interest partners	1,874
Current operating lease liabilities	941
Other current liabilities	1,295
Current liabilities held for sale	713,944
Total current liabilities	1,339,545
Long-term debt	391,505
Deferred income taxes	984
Asset retirement obligations	59,939
Derivative instruments	142,516
Operating lease liabilities	1,706
Other liabilities	17,880
Total liabilities	1,954,075
Commitments and contingencies
Stockholders’ equity
Common stock, $0.01 par value: 60,000,000 shares authorized; 20,096,011 shares issued and 19,905,228 shares outstanding at September 30, 2021 and 20,093,017 shares issued and 20,093,017 shares outstanding at December 31, 2020	200
Treasury stock, at cost: 190,783 shares at September 30, 2021 and no shares at December 31, 2020	(14,560)
Additional paid-in capital	866,992
Retained earnings	53,610
Oasis share of stockholders’ equity	906,242
Non-controlling interests(1)	188,889
Total stockholders’ equity	1,095,131
Total liabilities and stockholders’ equity	3,049,206
Discontinued Operations
Current assets
Cash and cash equivalents	(23,032)
Accounts receivable, net	(5,225)
Inventory	(10,149)
Prepaid expenses	(1,061)
Other current assets	(152)
Current assets held for sale	1,035,656
Total current assets	996,037
Property, plant and equipment
Oil and gas properties (successful efforts method)	2,760
Other property and equipment	(914,330)
Less: accumulated depreciation, depletion and amortization	29,549
Total property, plant and equipment, net	(882,021)
Restricted cash – non–current	0
Derivative instruments	0
Long-term inventory	0
Operating right-of-use assets	(917)
Intangible assets	(40,958)
Goodwill	(70,534)
Other assets	(1,607)
Total assets	0
Cash and cash equivalents	(23,032)
Current liabilities
Accounts payable	(489)
Revenues and production taxes payable	(1,336)
Accrued liabilities	(34,537)
Accrued interest payable	(18,412)
Derivative instruments	0
Advances from joint interest partners	0
Current operating lease liabilities	(973)
Other current liabilities	(564)
Current liabilities held for sale	713,944
Total current liabilities	657,633
Long-term debt	(650,390)
Deferred income taxes	0
Asset retirement obligations	(885)
Derivative instruments	0
Operating lease liabilities	0
Other liabilities	(6,358)
Total liabilities	0
Commitments and contingencies
Stockholders’ equity
Common stock, $0.01 par value: 60,000,000 shares authorized; 20,096,011 shares issued and 19,905,228 shares outstanding at September 30, 2021 and 20,093,017 shares issued and 20,093,017 shares outstanding at December 31, 2020	0
Treasury stock, at cost: 190,783 shares at September 30, 2021 and no shares at December 31, 2020	0
Additional paid-in capital	0
Retained earnings	0
Oasis share of stockholders’ equity	0
Non-controlling interests(1)	0
Total stockholders’ equity	0
Total liabilities and stockholders’ equity	0
Williston Basin Acquisition
Current assets
Cash and cash equivalents	(111,296)
Accounts receivable, net	0
Inventory	4,954
Prepaid expenses	0
Other current assets	0
Current assets held for sale	0
Total current assets	(106,342)
Property, plant and equipment
Oil and gas properties (successful efforts method)	620,953
Other property and equipment	1,315
Less: accumulated depreciation, depletion and amortization	0
Total property, plant and equipment, net	622,268
Restricted cash – non–current	(400,000)
Derivative instruments	0
Long-term inventory	3,748
Operating right-of-use assets	0
Intangible assets	0
Goodwill	0
Other assets	(69,980)
Total assets	49,694
Cash and cash equivalents	(111,296)
Current liabilities
Accounts payable	0
Revenues and production taxes payable	8,997
Accrued liabilities	7,831
Accrued interest payable	0
Derivative instruments	0
Advances from joint interest partners	0
Current operating lease liabilities	0
Other current liabilities	0
Current liabilities held for sale	0
Total current liabilities	16,828
Long-term debt	0
Deferred income taxes	0
Asset retirement obligations	14,850
Derivative instruments	0
Operating lease liabilities	0
Other liabilities	16,216
Total liabilities	47,894
Commitments and contingencies
Stockholders’ equity
Common stock, $0.01 par value: 60,000,000 shares authorized; 20,096,011 shares issued and 19,905,228 shares outstanding at September 30, 2021 and 20,093,017 shares issued and 20,093,017 shares outstanding at December 31, 2020	0
Treasury stock, at cost: 190,783 shares at September 30, 2021 and no shares at December 31, 2020	0
Additional paid-in capital	0
Retained earnings	1,800
Oasis share of stockholders’ equity	1,800
Non-controlling interests(1)	0
Total stockholders’ equity	1,800
Total liabilities and stockholders’ equity	$ 49,694